111 Huntington Ave., Boston, Massachusetts 02199-7632

Phone 617-954-5000

May 24, 2021

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Registration Statement on Form N-14 by MFS® Municipal Series Trust

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (i) the Securities Act of 1933, as amended, (ii) General Instruction B to Form N-14 and, (iii) Item 101 of Regulation S-T, is a Registration Statement on Form N-14 (the “Registration Statement”) including the proxy statement/prospectus, statement of additional information, other information and exhibits. No filing fee is required pursuant to General Instruction B of Form N-14.

The purpose of the Registration Statement is to effect a reorganization of MFS Tennessee Municipal Bond Fund (“Tennessee Municipal Bond Fund”), with MFS Municipal Intermediate Fund (“Municipal Intermediate Fund”), each a series of MFS Municipal Series Trust, pursuant to which Municipal Intermediate Fund will acquire all of the assets and liabilities of the Tennessee Municipal Bond Fund (the “Reorganization”). The Registration Statement includes a shareholder letter, notice of meeting, combined Prospectus/Proxy Statement, and forms of voting instruction card and proxy card which are proposed to be used by the Tennessee Municipal Bond Fund in connection with the Tennessee Municipal Bond Fund’s Special Meeting of Shareholders expected to be held on September 16, 2021. It is intended that the definitive proxy materials will be mailed to shareholders of the Tennessee Municipal Bond Fund on July 15, 2021.

If you have any questions concerning the foregoing, please call Nick Pirrotta at (617) 954-5846.

Sincerely,

TIFFANY KO
Tiffany Ko
Counsel